SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Deutsche California Tax-Free Income Fund

Deutsche Capital Growth Fund

Deutsche Communications Fund

Deutsche Core Equity Fund

Deutsche CROCI ® Equity Dividend Fund

Deutsche CROCI ® International Fund

Deutsche CROCI ® Sector Opportunities Fund

Deutsche CROCI ® U.S. Fund

Deutsche Emerging Markets Equity Fund

Deutsche Emerging Markets Fixed Income Fund

Deutsche Enhanced Commodity Strategy Fund

Deutsche European Equity Fund

Deutsche Fixed Income Opportunities Fund

Deutsche Floating Rate Fund

Deutsche Global High Income Fund

Deutsche Global Income Builder Fund

Deutsche Global Infrastructure Fund

Deutsche Global Macro Fund

Deutsche Global Real Estate Securities Fund

Deutsche Global Small Cap Fund

Deutsche GNMA Fund

Deutsche Health and Wellness Fund

Deutsche High Conviction Global Bond Fund

Deutsche High Income Fund

Deutsche Intermediate Tax/AMT Free Fund

Deutsche International Growth Fund

Deutsche Large Cap Focus Growth Fund

Deutsche Latin America Equity Fund

Deutsche Managed Municipal Bond Fund

Deutsche Massachusetts Tax-Free Fund

Deutsche Mid Cap Value Fund

Deutsche MLP & Energy Infrastructure Fund

Deutsche Money Market Prime Series

Deutsche Multi-Asset Conservative Allocation Fund

Deutsche Multi-Asset Global Allocation Fund

Deutsche Multi-Asset Moderate Allocation Fund

Deutsche Multisector Income Fund

Deutsche New York Tax-Free Income Fund

Deutsche Real Assets Fund

Deutsche Real Estate Securities Fund

Deutsche S&P 500 Index Fund

Deutsche Science and Technology Fund

Deutsche Short Duration Fund

Deutsche Short Duration High Income Fund

Deutsche Short-Term Municipal Bond Fund

Deutsche Small Cap Core Fund

Deutsche Small Cap Growth Fund

Deutsche Strategic High Yield Tax-Free Fund

Deutsche Total Return Bond Fund

Deutsche U.S. Bond Index Fund

Deutsche World Dividend Fund

The following disclosure is added to the “SALES CHARGE WAIVERS AND DISCOUNTS AVAILABLE THROUGH INTERMEDIARIES” sub-section under the “APPENDIX B” section of each fund’s prospectus.

Ameriprise Financial Class A Front-End Sales Charge Waivers

The following information applies to Class A shares purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial:

Effective June 1, 2018, shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible for the following Class A front-end sales charge waivers only, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI:

■	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

■	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

■	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).

■	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a class level waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a class level waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

■	Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

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■	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

■	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).

Morgan Stanley Wealth Management Class A Front-End Sales Charge Waivers

Effective July 1, 2018, fund shares purchased through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from, and may be more limited than, those disclosed elsewhere in this fund’s prospectus or SAI.

■	Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

■	Shares purchased by Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.

■	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

■	Shares purchased through a Morgan Stanley self-directed brokerage account.

■	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

■	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Please Retain This Supplement for Future Reference

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